Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	£ 2,855	£ 2,887
Loans and other receivables	689	663
Prepayments and accrued income	342	392
Total trade and other receivables	3,886	3,942
Trade and other receivables, current	3,604	3,621
Trade and other receivables, non-current	£ 282	£ 321